CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES
19. CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES
Current financial assets are as follows:

	At December 31,
	2024	2023
	(€ thousand)
Financial derivatives	19,350	55,562
Other financial assets	5,656	5,568
Current financial assets	25,006	61,130
Current financial assets and other financial liabilities mainly relate to foreign exchange derivatives and interest rate caps.

The following table sets forth a breakdown of derivative assets and liabilities at December 31, 2024 and 2023.

	At December 31,
	2024		2023
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ thousand)
Cash flow hedge:
Currency swaps	11,591	(58,911)	34,542	(10,170)
Interest rate caps	5,547	—	17,407	—
Commodities	—	—	—	(174)
Total Cash flow hedges	17,138	(58,911)	51,949	(10,344)
Other foreign exchange derivatives	2,212	(2,983)	3,613	(3,195)
Current financial assets/(liabilities)	19,350	(61,894)	55,562	(13,539)

Foreign currency derivatives that do not meet the requirements to be recognized as cash flow hedges are presented as other foreign currency derivatives. Interest rate caps relate to derivative instruments required as part of certain securitization agreements.

The following tables provide an analysis of outstanding derivative financial instruments by foreign currency based on their fair value and notional amounts:

	At December 31, 2024		At December 31, 2023
	Fair Value	Notional Amount	Fair Value	Notional Amount
	(€ thousand)
Currencies:
U.S. Dollar	(43,002)	2,818,516	32,069	2,515,057
Pound Sterling	(2,987)	157,264	(678)	145,216
Japanese Yen	5,119	270,514	14,086	392,343
Swiss Franc	(273)	116,872	(3,660)	106,911
Chinese Yuan	(2,880)	188,968	915	141,493
Other(1)	1,479	155,401	(709)	153,207
Total amount	(42,544)	3,707,535	42,023	3,454,227
_____________________________
(1)    Other mainly includes the Australian Dollar, the Canadian Dollar and the Hong Kong Dollar.
At December 31, 2024 and 2023, substantially all derivative financial instruments had a maturity of twelve months or less.
Cash flow hedges

The effects recognized in the consolidated income statement mainly relate to currency risk management and in particular the exposure to fluctuations in the Euro/U.S. Dollar exchange rate for sales in U.S. Dollars.

The policy of the Group for managing foreign currency risk normally requires hedging of a portion of projected future cash flows from trading activities and orders acquired (or contracts in progress) in foreign currencies that will occur within the following 12 months. Derivatives relating to foreign currency risk management are treated as cash flow hedges where the derivative qualifies for hedge accounting. The amounts recorded in the cash flow hedge reserve within other comprehensive income will be recognized in the consolidated income statement according to the timing of the flows of the underlying transactions. Management believes that substantially all of the hedging effects arising from these derivative contracts and recorded in the cash flow hedge reserve will be recognized in the consolidated income statement within the following 12 months from the reporting date.

The Group reclassified gains and losses, net of the related tax effects, from other comprehensive income/(loss) to the consolidated income statement as follows:

	For the years ended December 31,
	2024	2023	2022
	(€ thousand)
Net revenues/(costs)	20,827	48,393	(75,749)
Income tax (expense)/benefit	(5,811)	(13,502)	21,134
Total recognized in the consolidated income statement	15,016	34,891	(54,615)
The ineffectiveness of cash flow hedges was not material for the years 2024, 2023 and 2022.